Tax Status	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan received its most recent determination letter from the Internal Revenue Service (the IRS) dated January 9, 2014, stating that the Plan is qualified under Section 401(a) of the Internal Revenue Code (the Code) and therefore the Plan is exempt from taxation. The Plan was amended and restated subsequent to the receipt of the determination letter. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualification. The Plan administrator believes the Plan, as amended and restated, is being operated in compliance with the applicable requirements of the Code, and therefore believes the Plan is qualified and remains tax exempt under the Code.

U.S. GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that there are no uncertain positions taken. The Plan is subject to routine audits by regulatory authorities; however, there are currently no open audits for any tax periods.